Share Capital - Schedule of Stock Options Outstanding (Details) (Parenthetical)		6 Months Ended	12 Months Ended
	Nov. 28, 2016	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Reverse stock split	one-to-nine Reverse Stock Split
September 4, 2018 [Member]
Reverse stock split		1:15 reverse Stock Split	1:15 reverse Stock Split	1:15 reverse Stock Split